Prepayments and other assets (Tables)	9 Months Ended
Mar. 31, 2024
Prepayments and other assets [Abstract]
Prepayments and other assets
	31 Mar 2024	30 Jun 2023
	$'000	$'000
Current assets
Security deposits	2,870	2,420
Prepayments	8,336	11,373

Total current	11,206	13,793

Non-current assets
Security deposits	10,247	-

Total prepayments and other assets	21,453	13,793